Commitments and Contingent Liabilities- Summary of Off-Balance Sheet Credit Risks, Net of Participations (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Securities Lending Indemnifications Joint Venture	$ 60,000,000,000	$ 66,000,000,000
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks participations	6,000,000	350,000,000
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks participations	$ 720,000,000	$ 1,000,000,000